As filed with the Securities and Exchange Commission on August 25, 2011
                            File Nos. 333-92935 and 811-09729

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Post-Effective Amendment No. 579	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 579	☒

(Check appropriate box or boxes)

iShares Trust
(Exact Name of Registrant as Specified in Charter)

c/o State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116
(Address of Principal Executive Office)(Zip Code)

Registrant’s Telephone Number, including Area Code: (415) 597-2000

The Corporation Trust Company
1209 Orange Street
Wilmington, DE 19801
(Name and Address of Agent for Service)

With Copies to:

MARGERY K. NEALE, ESQ.	BENJAMIN J. HASKIN, ESQ.	ANDREW JOSEF, ESQ.
WILLKIE FARR & GALLAGHER LLP	WILLKIE FARR & GALLAGHER LLP	BLACKROCK INSTITUTIONAL TRUST COMPANY, N.A.
787 SEVENTH AVENUE	1875 K STREET, N.W.	400 HOWARD STREET
NEW YORK, NY 10019-6099	WASHINGTON, D.C. 20006-1238	SAN FRANCISCO, CA 94105

It is proposed that this filing will become effective (check appropriate box):

☐ Immediately upon filing pursuant to paragraph (b)	☒ On September 23, 2011, pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)	☐ On (date) pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)	☐ On (date) pursuant to paragraph (a)(2)

If appropriate, check the following box:

☒	The post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

This Post-Effective Amendment No. 579 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 of the Securities Act of 1933, as amended (the “1933 Act”), solely for the purpose of delaying, until September 23, 2011, the effectiveness of the registration statement for the iShares Taxable Municipal Bond Fund (the “Fund”), filed in Post-Effective Amendment No. 477 on September 30, 2010, pursuant to paragraph (a) of Rule 485 of the 1933 Act. The effectiveness of the Registration Statement of the Fund was delayed in Post-Effective Amendment No. 490 on December 13, 2010, in Post-Effective Amendment No. 493 on December 30, 2010, in Post-Effective Amendment No. 505 on January 27, 2011, in Post-Effective Amendment No. 510 on February 24, 2011, in Post Effective Amendment No. 516 on March 24, 2011, in Post-Effective Amendment No. 528 on April 21, 2011, in Post-Effective Amendment No. 539 on May 19, 2011, in Post-Effective Amendment No. 548 on June 16, 2011, in Post-Effective Amendment No. 558 on July 14, 2011, and in Post-Effective Amendment No. 567 on July 28, 2011, each pursuant to paragraph (b)(1)(iii) of Rule 485 of the 1933 Act.

This Post-Effective Amendment No. 579 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 477.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 579 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of San Francisco and the State of California on the 25th day of August, 2011.

iSHARES TRUST

By:
Michael Latham*
President and Trustee

Date: August 25, 2011

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 579 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

By:
Michael Latham*
President and Trustee

Date: August 25, 2011

John E. Martinez*
Trustee

Date: August 25, 2011

George G. C. Parker*
Trustee

Date: August 25, 2011

Cecilia H. Herbert*
Trustee

Date: August 25, 2011

Charles A. Hurty*
Trustee

Date: August 25, 2011

John E. Kerrigan*
Trustee

Date: August 25, 2011

Robert H. Silver*
Trustee

Date: August 25, 2011

Robert S. Kapito*
Trustee

Date: August 25, 2011

Madhav V. Rajan*
Trustee

Date: August 25, 2011

/s/ Jack Gee
Jack Gee
Treasurer

Date: August 25, 2011

* By:	/s/ Jack Gee
Jack Gee
Attorney-in-fact

Date: August 25, 2011

*
Powers of Attorney, each dated June 23, 2011, for Michael Latham, Charles A. Hurty, Cecilia H. Herbert, John E. Kerrigan, Robert H. Silver, George G. C. Parker, John E. Martinez, Madhav V. Rajan and Robert S. Kapito are incorporated herein by reference to Post-Effective Amendment No. 561, filed July 22, 2011.